Commitment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Operating leases
Less than 12 months	$ 2.9	$ 3.8
12 - 36 months	3.8	6.2
36 - 60 months	0.6	1.5
After 60 months	1.0
Total	8.3	11.5
Guarantees and other commitments	0.1	0.5
Capital Commitments -Contracted | Discontinued operations
Commitments and Contingencies Disclosure [Line Items]
Commitments		59.7
Capital Commitments -Contracted | Continuing operations
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 100.8	$ 184.9